Note 15 - Stock-based compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(15)         Stock-based compensation

On November 1, 2010, the Company approved the Amended and Restated 2006 Stock Incentive Plan of SANUWAVE Health, Inc. effective as of January 1, 2010 (the “Stock Incentive Plan”).  The Stock Incentive Plan permits grants of awards to selected employees, directors and advisors of the Company in the form of restricted stock or options to purchase shares of common stock.  Options granted may include non-statutory options as well as qualified incentive stock options.  The Stock Incentive Plan is currently administered by the board of directors of the Company.  The Stock Incentive Plan gives broad powers to the board of directors of the Company to administer and interpret the particular form and conditions of each option.  The stock options granted under the Stock Incentive Plan are non-statutory options which generally vest over a period of up to four years and have a ten year term.  The options are granted at an exercise price determined by the board of directors of the Company to be the fair market value of the common stock on the date of the grant.  At December 31, 2012, the Stock Incentive Plan reserved 5,000,000 shares of common stock for grant.  Subsequent to December 31, 2012, the Stock Incentive Plan was amended to reserve a total of 8,500,000 shares of common stock for grant.

As discussed in Note (6), on November 6, 2012, the Company entered into a Severance Agreement with Christopher M. Cashman in connection with his resignation as President and Chief Executive Officer, and a director of the Company.  Pursuant to the Severance Agreement, Mr. Cashman  received (a) a grant of 1,000,000 options to acquire shares of common stock at an exercise price of $0.21 per share with 600,000 of the options vested upon the execution of the Severance Agreement and the remaining 400,000 options vesting in increments of 100,000 upon events tied to the Company’s clinical trial plan for the dermaPACE device, or December 31, 2016, whichever occurs first, (b) a grant of 50,000 options to acquire shares of common stock at an exercise price of $0.21 per share as consideration for the provision of twelve months of advisory services and (c) the full vesting of all other outstanding and unvested options.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2012 had a fair value per share of $0.15 resulting in total compensation of $160,500. Compensation cost will be recognized over the requisite vesting period.

On March 8, 2012, the Company granted two members of the Company’s Medical Advisory Board each options to purchase 50,000 shares of the Company’s common stock at an exercise price of $0.44 per share in place of an annual cash consulting fee.  Using the Black-Scholes option pricing model, management has determined that the options granted in March 2012 had a fair value per share of $0.27 resulting in total compensation of $27,250.  Compensation cost was recognized over the calendar year 2012.

On November 16, 2011, the Company granted an employee options to purchase 25,000 shares of the Company’s common stock at an exercise price of $1.60 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in November 2011 had a fair value per share of $0.96 resulting in total compensation of $24,000.  Compensation cost will be recognized over the requisite service period.

On October 24, 2011, the Company granted 1,300,000 options to an employee at an exercise price of $1.98 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in October 2011 had a fair value per share of $1.15 resulting in total compensation of $1,496,563.  Compensation cost will be recognized over the requisite service period.

On September 28, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.85 per share.  On September 20, 2011, the Company granted 25,000 options to a member of the board of directors at an exercise price of $2.95 per share.  Using the Black-Scholes option pricing model, management has determined that the options granted in September 2011 had a weighted average fair value per share of $1.58 resulting in total compensation of $78,750.  The stock options were fully vested when granted and therefore the full compensation cost was recognized at grant date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model using the following weighted average assumptions for the years ended December 31, 2012 and 2011:

	2012	2011
Weighted average expected life in years	5.2	5.8
Weighted average risk free interest rate	0.81%	1.32%
Weighted average volatility	97.83%	65.00%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Since there is a limited trading history for our common stock, the expected volatility is based on historical data from companies similar in size and value to us. The expected dividend yield is based on our historical dividend experience, however, since our inception, we have not declared dividends. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The amount of stock-based compensation expense recognized during a period is based on the portion of the awards that are ultimately expected to vest. We estimate pre-vesting forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. Ultimately, the total expense recognized over the vesting period will equal the fair value of the awards that actually vest. The expected life of options granted represent the period of time that options granted are expected to be outstanding and are derived from the contractual terms of the options granted.

For the years ended December 31, 2012 and 2011, the Company recognized $1,391,316 and $1,118,813, respectively, as compensation cost related to options granted.  The remaining $87,184 of compensation cost will be recognized over the next three years as follows:

Years ending December 31,	Unrecognized Compensation Cost

2013	$78,260
2014	7,542
2015	1,382
Total	$87,184

A summary of option activity as of December 31, 2012 and 2011, and the changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	2,992,796	$3.20
Granted	1,375,000	$2.00
Exercised	-	$-
Forfeited or expired	(2,250)	$3.14
Outstanding as of December 31, 2011	4,365,546	$2.82
Granted	1,150,000	$0.23
Exercised	-	$-
Forfeited or expired	(286,216)	$2.85
Outstanding as of December 31, 2012	5,229,330	$2.25

Exercisable	4,720,580	$2.42

The weighted average remaining contractual term for outstanding exercisable stock options is 6.6 years as of December 31, 2012 and 6.3 years as of December 31, 2011.

A summary of the Company’s nonvested options as of December 31, 2012 and 2011, and changes during the years ended December 31, 2012 and 2011, is presented as follows:

	Options	Weighted Average Exercise Price per share
Outstanding as of December 31, 2010	883,993	$4.69
Granted	1,375,000	$2.01
Vested	(943,084)	$3.85
Forfeited or expired	(1,187)	$3.62
Outstanding as of December 31, 2011	1,314,722	$2.48
Granted	1,150,000	$0.23
Vested	(1,901,722)	$1.52
Forfeited or expired	(54,250)	$3.41
Outstanding as of December 31, 2012	508,750	$0.66